Jul. 28, 2017
ETFMG Prime Cyber Security ETF
ETFMG Prime Cyber Security ETF
Supplement to the

Summary Prospectus dated May 1, 2017 and

Prospectus and Statement of Additional Information (“SAI”)

dated January 31, 2017, as previously supplemented, of the

PureFunds® ISE Cyber Security™ ETF (HACK)

July 28, 2017

Important Notice Regarding Changes to the Name, Underlying Index, Investment Objective,
 and Principal Investment Strategy of each Fund

The Board of Trustees of ETF Managers Trust has approved the changes described below with respect to each of the funds listed at the top of this Supplement (each, a “Fund”, and collectively, the “Funds”), effective as of August 1, 2017.

Name Changes. Effective August 1, 2017, the name of each Fund listed in the table below will change as follows:

Current Fund Name	New Fund Name
PureFunds® ISE Cyber Security™ ETF	ETFMG Prime Cyber Security ETF
PureFunds® ISE Mobile Payments™ ETF	ETFMG Prime Mobile Payments ETF
PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF	ETFMG Prime Junior Silver ETF
PureFunds® Video Game Tech ETF	ETFMG Video Game Tech ETF
PureFunds® Drone Economy Strategy ETF	ETFMG Drone Economy Strategy ETF
PureFunds® ETFx HealthTech ETF	ETFMG ETFx HealthTech ETF

Underlying Index Changes. Effective August 1, 2017, Prime Indexes will replace Nasdaq, Inc. as the index provider for each Fund listed in the table below and a new underlying index (each, a “New Underlying Index”) will replace the existing underlying index for each such Fund as follows:

New Fund Name	Current Underlying Index	New Underlying Index
ETFMG Prime Cyber Security ETF	ISE Cyber Security™ Index	Prime Cyber Defense Index
ETFMG Prime Mobile Payments ETF	ISE Mobile PaymentsTM Index	Prime Mobile Payments Index
ETFMG Prime Junior Silver ETF	ISE Junior Silver (Small Cap Miners/Explorers)™ Index	Prime Junior Silver Miners & Explorers Index

Effective August 1, 2017, all references in each Summary Prospectus, Prospectus, and SAI to Nasdaq, Inc. as an index provider, the section entitled “Fund Sponsor” on page 45 of the Prospectus, the third through fifth paragraphs under “Index/Trademark Licenses/Disclaimers” on pages 49–50 of the Prospectus, and the section entitled “Additional Index Information” on page 2 of the SAI are deleted in their entirety.

Investment Objective Changes.
Effective August 1, 2017, the investment objective of each of the ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, and ETFMG Prime Junior Silver ETF will be to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the applicable New Underlying Index listed in the above table.

Principal Investment Strategy Changes.
The following changes are each effective August 1, 2017:

ETFMG Prime Cyber Security ETF (formerly the PureFunds® ISE Cyber Security™ ETF)

The third through tenth paragraphs under “Principal Investment Strategies” on pages 10–11 of the Prospectus are replaced with the following:

The Index tracks the performance of the equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies across the globe that (i) engage in providing cybersecurity applications or services as a vital component of its overall business (“CyberSecurity Architecture Providers”) or (ii) provide hardware or software for cybersecurity activities as a vital component of its overall business (“CyberSecurity Application Providers”). Cybersecurity refers to products (hardware/software) and services designed to protect computer hardware, software, networks and data from unauthorized access, vulnerabilities, attacks and other security breaches. The securities of each company in the Index must also be listed on a securities exchange. The categories of CyberSecurity Architecture Providers and CyberSecurity Application Providers are referred to herein as “sectors”.

The universe of companies in the CyberSecurity Architecture Providers or CyberSecurity Application Providers sectors is determined based on proprietary research and analysis conducted by Prime Indexes, the “Index Provider”. The Index Provider uses a variety of publicly available resources for such analysis, including financial statements and other reports published by issuers to determine whether a company is actively engaged in the Infrastructure Providers or Service Providers sector. When deemed appropriate by the Index Provider in its sole discretion, the Index Provider may also determine that certain components that would otherwise satisfy eligibility requirements be excluded from the Index or certain components that do not satisfy eligibility requirements be included in the Index.

The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced by the Index Provider. The composition of the Index and the constituent weights are determined on the second Friday of each March, June, September, and December (or the next business day if the second Friday is not a business day) (the “Selection Day”). Component changes are made after the market close on the third Friday of March, June, September, and December and become effective at the market opening on the next trading day. Changes are announced on the Index Provider's publicly available website or the website of Solactive AG on the Selection Day.

Companies meeting the sector criteria are screened as of the Selection Day for investibility (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $100 million at the time of selection, and an operating company structure (as opposed to a pass-through security). The Index Provide may include companies in the Index with a market capitalization within 5% of the above threshold as of the Selection Date to account for short term fluctuations in market capitalization resulting from changes in a security’s price.

The Index’s exposure to each sector is based on the cumulative market capitalization of index components within the sector relative to the combined market capitalization of both sectors. Each company within a sector is equally weighted at the time of each rebalance of the Index, subject to the adjustments described below.

The cumulative weight of all constituents with an individual weight of 5% or greater may not in the aggregate account for more than 50% of the weight of the Index as of the Selection Day. Additionally, Index constituents with a market capitalization of less than US$600 million as of the Selection Day will have their weight reduced by 30–35% depending on their specific market capitalization, and constituents with a three-month average daily value traded (“ADTV”) of less than US$2.5 million as of the Selection Day will have their weight reduced by 15–55% depending on their specific ADTV (collectively, the “Liquidity Requirements”). The weight of any individual Index constituent whose weight is reduced due to the Liquidity Requirements will be redistributed pro rata among all other Index constituents whose weights have not been reduced due to the Liquidity Requirements based on the ADTV of such constituents.  Additionally, each Index constituent whose weight is reduced due to the Liquidity Requirements will have a maximum weight of 4.5%, and any excess weight above 4.5% will be redistributed pro rata among all other Index constituents based on their weight (after any reductions due to the Liquidity Requirements).

The Index is developed and owned by the Index Provider, and the Index is calculated and maintained by Solactive AG. The Index Provider is independent of Solactive AG, the Fund, and the Fund’s investment adviser.

As of July 27, 2017, the Index had 39 constituents, 12 of which were foreign companies, and the three largest stocks and their weightings in the Index were Cisco Systems Inc. (4.62%), Palo Alto Networks Inc. (4.56%), and Symantec Corp (4.37%).

The last sentence under “Principal Investment Strategies” on page 11 of the Prospectus is replaced with the following:

As of July 27, 2017, the Index was concentrated in companies in the software and services industries group.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.